OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2026 Estimated average burden hours per response ......... 7.78

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24076

FIRST EAGLE COMPLETION FUND TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices)	(Zip code)

Sheelyn Michael

First Eagle Funds

1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle High Yield Municipal Completion Fund FHCMX

October 31, 2025

Annual Shareholder Report

FHCMX

This Annual Shareholder Report contains important information about the shares of the Fund, and a material change that occurred for the period of September 30, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.

First Eagle High Yield Municipal Completion Fund

What Were the Fund's Costs for the Period September 30, 2025 to October 31, 2025

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle High Yield Municipal Completion Fund	$0Footnote Reference1	0.00%Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period September 30, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.
Footnote[3]	Less than 0.005%

How Did the Fund Perform for period September 30, 2025 to October 31, 2025?

The NAV of First Eagle High Yield Municipal Completion Fund  Shares increased 1.50% in the period since inception on September 30, 2025 and ended October 31, 2025. The S&P Municipal Yield Index increased 1.28% for the same period.

• Rhode Island Health and Educational Building Corp. Revenue was the leading contributor to performance.

• Berks County Municipal Authority was the largest detractor from performance.

Total Return Based on a $10,000 Investment

First Eagle High Yield Municipal Completion Fund | $10,150
S&P Municipal Yield Index | $10,128
$15,000
$10,000
$5,000
$0
9/30/25
10/31/25

	First Eagle High Yield Municipal Completion Fund | $10,150	S&P Municipal Yield Index | $10,128
9/30/25	10,000	10,000
10/31/25	10,150	10,128

The above chart represents historical performance of a hypothetical $10,000 investment since inception. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	Since Inception (9/30/25)
First Eagle High Yield Municipal Completion Fund	1.50%
S&P Municipal Yield Index	1.28%

The Fund's past performance is not a good predictor of the Fund's future performance.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$15,019,280
  Number of Portfolio Holdings68
  Portfolio Turnover Rate-%
  Net Investment Advisory Fees (net of waivers and reimbursements)$-

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Municipal Bonds	94.4%Footnote Reference1
Short-Term Investments	5.6%Footnote Reference2

Bond Credit QualityFootnote Reference3

Based on total investments in the portfolio

AA	4.7%
A	1.9%
BBB	6.2%
BB or lower	11.3%
N/R (Not Rated)	70.3%
N/A (not applicable)	5.6%
Footnote	Description
Footnote[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
Footnote[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.6% of total investments), such as U.S. treasury bills or money market funds.
Footnote[3]	The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

First Eagle High Yield Municipal Completion Fund

October 31, 2025

Annual Shareholder Report

FHCMX

First Eagle Investments

For more information, please scan the QR code to navigate to the Mutual Fund Shareholder Reports webpage. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit https://www.firsteagle.com/first-eagle-fund-shareholder-reports.

Important Notice Regarding Delivery of Shareholder Materials

Unless we are notified otherwise, we send one copy of these materials to shareholders with the same residential address (provided they have the same last name or are reasonably believed to be family members) for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.334.2143 and we will send separate copies of these materials within 30 days after receiving your request.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has designated Mandakini Puri, Paul J. Lawler, William M. Kelly and Jean Hamilton as Audit Committee Financial Experts. Ms. Puri , Mr. Lawler, Mr. Kelly and Ms. Hamilton are considered by the Board to be independent trustees.

Item 4. Principal Accountant Fees and Services.

(a)           Audit Fees:

For the fiscal year ended October 31, 2025, the aggregate PricewaterhouseCoopers LLP (PwC) audit fees for professional services rendered to the registrant were approximately $52,356. Fees included in the audit fees category are those associated with the annual audits of the financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)           Audit Related Fees:

For the fiscal year ended October 31, 2025, the aggregate PwC fees for assurance and related services rendered to the registrant were approximately $0.

(c)           Tax Fees

In the fiscal year ended October 31, 2025, the aggregate tax fees billed by PwC for professional services rendered to the registrant were approximately $57,300.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to audits. This category comprises fees for tax compliance and preparation of tax returns.

(d)           All Other Fees:

In the fiscal year ended October 31, 2025, there were no fees billed by PwC for products and services, other than 4(a)-(c) above, rendered to the registrant.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) According to PwC, for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons who are not full-time, permanent employees of PwC was 0%.

(g) Other than as described in the table above, the aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant (“covered”), its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser (“non-covered”) that provides ongoing services to the registrant was $0 in 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable to this report.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report

October 31, 2025

First Eagle High Yield Municipal Completion Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Table of Contents

Item 7

Schedule of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Report of Independent Registered Accounting Firm	27
Item 8 Changes in and Disagreements with Accountants	29
Item 9 Proxy Disclosures	29
Item 10 Remuneration Paid to Directors, Officers, and Others	29
Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract	29
General Information	32
Tax Information	33
Privacy Notice	34

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 103.2%
Arizona — 3.1%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue, Series 2019 A, 5.00%, 07/01/2059	485,000	470,628
California — 6.7%
Kaweah Delta Health Care District Guild, Revenue, Series 2015 B, 4.00%, 06/01/2045	455,000	372,428
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (a)	150,000	151,516
San Jacinto Unified School District, GO, Series 2025, 4.13%, 08/01/2055 (a)	500,000	485,555
		1,009,499
Colorado — 3.2%
Colorado Health Facilities Authority, BSLC Obligated Group, Revenue, Second Tier, Refunding, Series 2018 B, 5.00%, 09/15/2053	100,000	83,922
Foster Farm Business Improvement District, GO, Series 2025 A, 0.00%, 12/01/2055 (b)(c)	575,000	401,190
		485,112
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue, Refunding, Series N, 4.00%, 07/01/2049	10,000	7,539
Stamford Housing Authority, TJH Senior Living LLC Obligated Group, Revenue, Refunding, Series 2025 A, 6.25%, 10/01/2060	350,000	350,159
		357,698
Florida — 4.3%
Capital Trust Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Refunding, Series 2024 A, 5.25%, 06/01/2064 (b)	250,000	218,064
KIPP Miami Obligated Group, Revenue, Refunding, Series 2024 A, 6.13%, 06/15/2060 (b)	195,000	197,938

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Florida — 4.3% (continued)
Miami-Dade County Industrial Development Authority, AcadeMir Charter School Middle & Preparatory Academy Obligated Group, Revenue, Series 2022 A, 5.25%, 07/01/2052 (b)	250,000	224,805
		640,807
Georgia — 4.0%
Atlanta Development Authority (The), PRG — CAU Properties LLC, Revenue, Series 2025 A, 6.00%, 07/01/2055 (b)	250,000	258,272
Savannah Georgia Convention Center Authority, Revenue, Series 2025 B, 6.00%, 06/01/2050 (b)	350,000	348,176
		606,448
Illinois — 14.0%
Chicago Board of Education, GO, Refunding, Series 2017 A, 7.00%, 12/01/2046 (b)	500,000	519,333
City of Chicago, GO, Series 2019 A, 5.50%, 01/01/2049	400,000	393,468
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	600,000	473,340
Illinois Finance Authority, Illinois Institute of Technology, Revenue, Refunding, Series 2019, 5.00%, 09/01/2038‡ (d)	130,000	113,165
Plymouth Place Obligated Group, Revenue, Series 2022 A, 6.75%, 05/15/2058	140,000	146,748
Schaumburg Cook & DuPage Counties, Tax Allocation, Series 2025, 6.13%, 12/30/2038 (b)	440,000	441,526
		2,087,580
Indiana — 2.3%
Indiana Finance Authority, Global Preparatory Academy, Inc. Obligated Group, Revenue, Series 2025 A, 6.38%, 10/15/2060 (b)	250,000	249,617
Lutheran University Association, Inc. (The), Revenue, Series 2014, 5.00%, 10/01/2039	15,000	14,428
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.25%, 10/01/2033	10,000	8,966

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Indiana — 2.3% (continued)
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	10,000	9,879
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 3.50%, 10/01/2037	20,000	16,912
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	40,000	38,933
		338,735
Iowa — 2.1%
City of Coralville, COP, Series 2016 E, 3.38%, 06/01/2036	5,000	4,138
Revenue, Refunding, Series 2017 D-1, 4.00%, 05/01/2037	40,000	34,660
Iowa Finance Authority, Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 05/15/2059	300,000	281,020
		319,818
Kansas — 0.4%
City of Wichita, Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	70,000	58,965
Missouri — 2.5%
Citizens Memorial Hospital District, Revenue, Series 2024 D, 6.75%, 02/01/2053	75,000	74,428
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016,4.00%, 08/01/2038	400,000	304,379
		378,807
Montana — 0.8%
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	165,000	122,749
New Jersey — 2.2%
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.75%, 07/01/2037	20,000	15,303

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
New Jersey — 2.2% (continued)
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (a)	300,000	310,900
		326,203
New York — 8.1%
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	840,000	656,236
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.13%, 08/01/2044	500,000	444,703
Westchester County Local Development Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	135,000	115,412
		1,216,351
Ohio — 8.2%
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	175,000	181,309
Ohio Housing Finance Agency, Green Oaks of Canal Winchester LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	300,000	302,942
Green Oaks of Holland LLC, Revenue, Series 2025 A, 6.30%, 01/01/2045	300,000	302,941
Southeastern Ohio Port Authority, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	500,000	459,274
		1,246,466
Pennsylvania — 4.3%
Berks County Industrial Development Authority, Tower Health Obligated Group, Revenue, Refunding, Series 2017, 3.75%, 11/01/2042	20,000	12,609
Tower Health Obligated Group, Revenue, Refunding, Series 2017, 4.00%, 11/01/2047	50,000	31,595
Berks County Municipal Authority (The), Tower Health Obligated Group, Revenue, Series 2024 B-1, 0.00%, 06/30/2044 (c)	825,000	567,505

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 4.3% (continued)
DuBois Hospital Authority, Penn Highlands Healthcare Obligated Group, Revenue, Refunding, Series 2018, 4.00%, 07/15/2048	15,000	11,232
Lancaster County Hospital Authority, Moravian Manors Obligated Group, Revenue, Series 2019 A, 4.00%, 06/15/2044	25,000	19,833
		642,774
Rhode Island — 4.2%
Rhode Island Health and Educational Building Corp., Properties LLC, Revenue, AG Insured, Series 2025 B, 5.63%, 07/01/2065	600,000	622,977
South Carolina — 3.9%
South Carolina Jobs-Economic Development Authority, Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (b)	430,000	431,453
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (b)	150,000	149,284
		580,737
Tennessee — 0.2%
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	30,000	26,372
Texas — 16.7%
City of Celina, Legacy Celina Public Improvement District, Special Assessment, Series 2025, 6.13%, 09/01/2055 (e)	635,000	635,810
City of Justin, Timberbrook Public Improvement District No. 2 Impt Area No. 2, Special Assessment, Series 2025, 6.00%, 09/01/2055 (b)(e)	300,000	302,048
Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute, Revenue, Series 2024 A, 5.25%, 06/01/2054	500,000	461,624
Hunt Memorial Hospital District Charitable Health, GO, Refunding, Series 2020, 3.00%, 02/15/2040	65,000	52,035

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Texas — 16.7% (continued)
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057	500,000	460,300
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (b)	450,000	424,275
Nolan County Hospital District, GO, Series 2014, 4.00%, 08/15/2037	200,000	172,488
		2,508,580
Vermont — 0.2%
East Central Vermont Telecommunications District, Revenue, Series 2016 A, 5.00%, 12/01/2035 (b)	5,000	5,000
Revenue, Refunding, Series 2017 A, 6.13%, 12/01/2040 (b)	20,000	20,008
		25,008
Washington — 2.3%
Washington State Housing Finance Commission, Spokane International Academy, Revenue, Series 2021 A, 5.00%, 07/01/2050 (b)	400,000	344,495
West Virginia — 0.3%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 01/01/2043	40,000	37,590
Cabell Huntington Hospital Obligated Group, Revenue, Refunding, Series 2018 A, 4.13%, 01/01/2047	10,000	7,954
		45,544
Wisconsin — 6.9%
Public Finance Authority, CFC-SA LLC, Revenue, Series 2022 B, 6.00%, 02/01/2062 (b)	200,000	205,578
Queens University of Charlotte, Revenue, Refunding, Series 2022 A, 4.75%, 03/01/2052	30,000	27,326
Sarpy County Sanitary & Improvement District No. 376, Special Assessment, Series 2024 A, 7.00%, 09/16/2030 (b)	500,000	498,702
SR 400 Peach Partners LLC, Revenue, Senior Lien, AMT, Series 2025, 5.75%, 06/30/2060	250,000	258,172

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund | Schedule of Investments | October 31, 2025

Investments	Principal Amount ($)	Value ($)
Wisconsin — 6.9% (continued)
Wisconsin Health & Educational Facilities Authority, Chiara Communities, Inc., Revenue, Series 2018 B, 4.25%, 07/01/2033	50,000	48,327
		1,038,105
Total Municipal Bonds (Cost $15,336,588)		15,500,458
	Shares
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan US Government Money Market Fund 4.07% (f) (Cost $915,553)	915,553	915,553
Total Investments — 109.3% (Cost $16,252,141)		16,416,011
Floating Rate Note Obligations — (5.0%) (g)		(745,000)
Liabilities in Excess of Other Assets — (4.3%)		(651,731)
Net Assets — 100.0%		15,019,280

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB residuals and cash.

(b)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at October 31, 2025 amounted to $5,239,764, which represents approximately 34.89% of net assets of the Fund.

(c)  Zero coupon bond until next reset date.

(d)  Security fair valued as of October 31, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at October 31, 2025 amounted to $113,165, which represents approximately 0.75% of net assets of the Fund.

(e)  When-issued security.

(f)  Represents 7-day effective yield as of October 31, 2025.

(g)  Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT  — Alternative Minimum Tax

GO  — General Obligation

As of October 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,238
Aggregate gross unrealized depreciation	(29,370)
Net unrealized appreciation	$163,868
Federal income tax cost of investments	$16,252,143

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

This page was intentionally left blank.

Statement of Assets and Liabilities

October 31, 2025

First Eagle High Yield Municipal Completion Fund
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$16,252,141
Investments, at Value (Note 2)
Investments in non-affiliates	16,416,011
Receivable for investment securities sold	636,895
Receivable for Fund shares sold	50,344
Accrued interest and dividends receivable	213,464
Total Assets	17,316,714
Liabilities
Payable for investment securities purchased	1,552,260
Payable for floating rate note obligations	745,000
Interest expense and fees payable	174
Total Liabilities	2,297,434
Commitments and contingent liabilities^	—
Net Assets	$15,019,280
Net Assets Consist of
Paid in capital	$14,855,412
Total distributable earnings (losses)	163,868
Net Assets	$15,019,280
Shares outstanding	1,485,428
Net asset value per share and redemption proceeds per share:	$10.11

^  See Note 3 in the Notes to the Financial Statements.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Statement of Operations

Period Ended October 31, 2025

First Eagle High Yield Municipal Completion Fund
For the Period 9/30/25† - 10/31/25
Investment Income
Interest (net of $— foreign taxes withheld)	$26,865
Dividends from:
Non-affiliates (net of $— foreign taxes withheld)	28,212
Total Income	55,077
Expenses
Interest expense	11
Total Expenses	11
Net Expenses	11
Net Investment Income (Note 2)	55,066
Realized and Unrealized Gains ( Losses) on Investments (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	—
—
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates	163,870
163,870
Net realized and unrealized gains on investments	163,870
Net Increase in Net Assets Resulting from Operations	$218,936

†  Inception date.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Statement of Changes in Net Assets

First Eagle High Yield Municipal Completion Fund
For the Period 9/30/25† - 10/31/25
Operations
Net investment income	$55,066
Net realized gain on investments	—
Change in unrealized appreciation on investments	163,870
Net increase in net assets resulting from operations	218,936
Distributions to Shareholders
Distributable earnings:	(55,087)
Decrease in net assets resulting from distributions	(55,087)
Fund Share Transactions
Net proceeds from shares sold	14,800,344
Net asset value of shares issued for reinvested dividends and distributions	55,087
Increase in net assets from Fund share transactions	14,855,431
Net increase in net assets	15,019,280
Net Assets (Note 2)
Beginning of period	—
End of period	$15,019,280
Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,479,979
Shares issued on reinvestment of distributions	5,449
Shares outstanding, end of period	1,485,428

†  Inception date.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

This page was intentionally left blank.

First Eagle High Yield Municipal Completion Fund

Financial Highlights

	Per share operating performance*
	Change in Net Assets Resulting from Operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment Income	Net realized and unrealized gains on investments†	Total investment operations	From net investment income	From capital gains	Total distributions	Net asset value, end of period
First Eagle High Yield Municipal Completion Fund
For The Period 9/30/25^- 10/31/25	$10.00	0.04	0.11	0.15	(0.04)	—	(0.04)	$10.11

*  Per share amounts have been calculated using the average shares method.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

^  Inception date.

(a)  Not Annualized.

(b)  Annualized.

(c)  Amount represents less than 0.005%.

See Notes to Financial Statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

				Ratios/Supplemental Data
				Ratios to Average Net Assets of:
Selected per share data for the period ended:	Total return		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Municipal Completion Fund
For The Period 9/30/25^- 10/31/25	1.50	%(a)	$15,019	—	%(b)(c)	—	%(b)(c)	4.67	%(b)	4.67	%(b)	0.00	%(a)

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

Note 1 — Organization

First Eagle High Yield Municipal Completion Fund (the "Fund") is a newly-organized, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"). The Fund is a series of First Eagle Completion Fund Trust (the "Trust") which was organized as a Delaware statutory trust on March 10, 2025, pursuant to a Declaration of Trust governed by the laws of the State of Delaware.

The Fund's primary investment objective is to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund's primary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds that pay interest that is exempt from regular federal personal income tax. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

The Fund currently offers one class of Common Shares.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Trust's Board of Trustees (the "Board"). The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of October 31, 2025:

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Municipal Bonds	$—	$15,387,293	$113,165	$15,500,458
Short-Term Investments	915,553	—	—	915,553
Total	$915,553	$15,387,293	$113,165	$16,416,011

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

b)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligation using the effective yield method.

c)  Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

d)  Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

e)  Tender Option Bonds — Inverse floating rate interests ("Inverse Floaters") are issued in connection with municipal tender option bond ("TOB") financing transactions (secured borrowing) to generate leverage for the Fund. Such instruments are created by a special purpose trust (a "TOB Trust") that holds long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests ("Floaters"), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short- term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund's investments in Inverse Floaters could negatively impact the Fund's performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Fund's Portfolio of Investments as "All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash." with the Fund recognizing as liabilities, labeled "Payable for Floating Rate Note Obligation" on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in "Investment Income" the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust's borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of "Interest expense" on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of "Accrued interest and dividends receivable" and "Interest expense and fees payable" on the Statement of Assets and Liabilities, respectively.

As of October 31, 2025, the aggregate value of Floaters issued by the Fund's TOB Trusts were as follows:

Floating Rate Obligations:
First Eagle High Yield Municipal Completion Fund	$745,000

For period ended October 31, 2025, the average amount of Floaters outstanding (beginning October 22, 2025, when the Fund began investing in TOB transactions) were as follows. Most of the TOB in the Fund has not settled before October 31, 2025 thus did not incur interest expenses.

Average Floating Rate Obligations Outstanding
$637,000

f)  New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. There is no material impact to the financial statements and related disclosures.

g)  United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

At October 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Tax-Exempt	Undistributed Ordinary	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
	Income	Income	Gains	(Depreciation)	Short-Term	Long-Term
First Eagle High Yield Municipal Completion Fund	$—	$—	$—	$163,868	$—	$—

Late year ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period ended October 31, 2025, the Fund did not have late year loss deferrals.

h)  Reclassification of Capital Accounts — As a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus GAAP, a reclassification has been made on the Statements of Assets and Liabilities to increase (decrease) distributable earnings and capital surplus for the Funds as follows:

	Undistributed Net Investment Income (loss)	Undistributed Net Realized Gains (Losses)	Capital Surplus
First Eagle High Yield Municipal Completion Fund	$21	$(2)	$(19)

i)  Distribution to Shareholders — Distributions to shareholders during the fiscal year ended October 31, 2025, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains
	2025	2025	2025
First Eagle High Yield Municipal Completion Fund	$25,171	$29,916	$—

j)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)  Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the Fund's financial position or the results of its operations. Operating segments are

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund's defined investment objective. The Fund's CODM is represented by the Adviser, through various committees. The Fund's net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund's financial statements.

Note 3 — Investment Advisory Agreement and Other Transactions with Related Persons

The Fund does not pay management fees to the Adviser under the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund (the "Advisory Agreement"). However, investors will generally incur the management fees for the amount invested in the Fund through the separately managed account associated with such investment. Investors should read carefully the separately managed account brochure provided to you by First Eagle Separate Account Management LLC or their investment adviser. The brochure is required to include information about the fees charged to investors by First Eagle Separate Account Management LLC and the fees paid by the sponsor to the Adviser and its affiliates. Investors pay no additional fees or expenses to purchase shares of the Fund.

Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund's expenses included as "Other Expenses" of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). This obligation will remain in effect as long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.

J.P. Morgan Chase Bank, N.A. ("JPM"), the Fund's administrator, accounting agent and primary custodian, holds the Fund's portfolio securities and other assets and is responsible for calculating the Fund's net asset value and maintaining the accounting records of the Fund. JPM, as the Fund's administrator, receives annual fees from the adviser on behalf of the Fund separate from and in addition to the fees it receives for its services as the Fund's custodian.

Note 4 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's Common Shares pursuant to a distribution contract with the Fund.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Notes to Financial Statements

Note 5 — Purchases and Sales of Securities

For the period ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were $15,335,228 and $0, respectively.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for the Fund reserves the right of the Fund to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect the Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the period ended October 31, 2025.

Note 8 — Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Fund's financial statements. Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of First Eagle Completion Fund Trust and Shareholders of First Eagle High Yield Municipal Completion Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of First Eagle High Yield Municipal Completion Fund (the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 30, 2025 (inception date) through October 31, 2025, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period September 30, 2025 (inception date) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Report of Independent Registered Public Accounting Firm

/s/PricewaterhouseCoopers LLP

New York, New York
December 26, 2025

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: (646) 471 3000, www.pwc.com/us

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9 Proxy Disclosures

Not applicable.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on June 5, 2025, the Board of Trustees, including a majority of the independent trustees (the "Independent Trustees"), approved the Fund's advisory agreement (the "Advisory Agreement").

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee structure was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreement:

Nature, Quality, and Extent of Services to be Provided by Adviser

•  The Trustees reviewed the proposed services to be provided by the Adviser to the Fund. The Adviser would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Registration Statement. The Trustees were assured that service levels would not be in any way reduced by the Adviser's agreement with the Fund that the Adviser (subject to certain exceptions) would bear the Fund's expenses and would not charge an advisory fee to the Fund.

•  The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex and other managers.

•  The Trustees commented on the representations received regarding the continued independent operations of the Adviser following the transaction with

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Genstar and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for management's strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

Investment Performance

•  No performance was presented for the Fund given that it was newly organized and had not yet commenced operations.

•  The Trustees noted investment performance associated with other Funds managed by the Adviser and following municipal strategies and received general market information suggesting possible return profiles and targets for the Fund. Performance forecasts were determined to be adequate and reflective of the Fund's investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees understood that the Fund would charge no advisory fees and expenses generally would borne by the Adviser.

•  As part of their analysis, the Trustees considered fees paid by other funds within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided. Consistent with the proposed terms, the Trustees understood that it was customary that a "completion fund" (like the Fund) not charge an advisory fee because it is just one component of the separately managed accounts' ("SMA's") portfolio. The Trustees discussed that fees charged by the Adviser to the SMAs and the economics to be realized by the Adviser from the SMA program are one element in a broad, overall understanding of the Adviser's business as it relates to the Fund. While necessarily theoretical, general and imprecise, the Trustees also discussed that the economics to be realized by the Adviser from the SMA program can be analyzed in ways that allow for a degree of comparability of the Fund's terms with those of other funds within the First Eagle Complex and other potential peer funds. Taking into account those considerations, the Trustees concluded that the Fund's fee structure and expense terms (including the absence of an advisory fee) were fair and reasonable under the circumstances.

•  The Trustees also considered that the Adviser is paying all organizational expenses of the Fund and that the Adviser and its affiliates are investing significant resources in the development of the SMA platform. These activities were considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment to investing in its launch and operations.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

•  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as "fall-out benefits"), the Trustees considered again the role of the Fund in the overall SMA platform. The Trustees also considered the absence of affiliated broker-dealer relationships. The Trustees also noted, among other things, that the Fund does not charge Rule 12b-1 fees and, therefore, though an affiliate of FEIM is the principal underwriter, it would not be able to retain revenue associated with Rule 12b-1 fees (if any) on shareholders it services directly (if any). The Trustees noted that the Adviser also may be able over time to extend investment and operational efficiencies associated with the Fund to management of other types of accounts.

•  In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the separately managed accounts that will invest in the Fund are necessarily speculative at this point.

•  The Trustees reviewed the Adviser's financial condition and profitability. No near-term profits are anticipated in respect of management of the Fund or the SMA platform.

•  The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Genstar transaction, including that the fee terms would not increase for two years as a result of the transaction (noting that any expense arrangements, or those established in the future for reasons unrelated to the transaction, are expected to be governed in accordance with their terms).

•  The possibility of new affiliations in light of the transaction were considered and it was determined that affiliates of Genstar were not anticipated to have meaningful service or trading relationships with the Fund.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

General Information

Form N-PORT portfolio schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Tax Information

Fiscal Year Ended October 31, 2025 (unaudited)

The Fund designates at the following amounts (or the maximum amount allowable) distributed during the fiscal year ended October 31, 2025, if any, as dividends exempt from federal income tax, capital gain dividends, dividends eligible for the corporate dividends received deduction and/or qualified dividend income:

	% of Qualifying Dividend Income	% of Dividends Eligible for the Dividends Received Deduction	Tax-Exempt Income	Long-Term Capital Gains	Long-Term Capital Gains 28%
First Eagle High Yield Municipal Completion Fund	0.00%	0.00%	$25,171	$—	$—

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

The Trust is providing you with this privacy notice to inform you of how we process your personal information. If the Trust changes its information practices, we will provide you with notice of any material changes. This privacy policy supersedes any of our previous policies relating to the information you disclose to us.

FACTS	WHAT DOES THE TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number, income, and assets
◼ account balances, payment history, and account activity
◼ credit history and credit scores
◼ name, address, telephone number, occupation
◼ online information, such as your IP address and data gathered from your browsing activity and location
◼ information we encounter in public records in the ordinary course of business
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Trust chooses to share; and whether you can limit this sharing.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

Reasons we can share your personal information	Does the Trust share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	Yes
For joint marketing with other financial companies	No	N/A
For our affiliates' everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	N/A

To limit our sharing	◼ Call 800.334.2143 and indicate your desire to limit our sharing
◼ Visit us online: www.firsteagle.com/individuals-home or
◼ Mail the form below
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.
However, you can contact us at any time to limit our sharing.
Questions?	Call 800.334.2143 or go to www.firsteagle.com/individuals-home

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

#

Mail-in Form

If you have a joint account, your choice(s) will apply to everyone on your account unless you mark below. ❑ Apply my choices only to me	Mark any/all you want to limit:
❑ Do not share information about my creditworthiness with your affiliates for their everyday business purposes.
❑ Do not allow your affiliates to use my personal information to market to me.
❑ Do not share my personal information with nonaffiliates to market their products and services to me.
Name
Address

City, State, Zip
Account #
Mail to:
First Eagle Funds
P.O. Box 219324
Kansas City, MO
64121-9324

#

What we do

How does the Trust protect my personal information?

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard consumer information. We permit only authorized individuals, who are trained in the proper handling of individual shareholder information and need to access this information to do their job, to have access to this information.

How does the Trust collect my personal information?	We collect your personal information, for example, when you
◼ open an account, make transactions using your account, or deposit money
◼ subscribe to receive information, submit an application, or otherwise submit a form containing personal information
◼ use our services online
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes—information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◼ Affiliated companies include First Eagle Investments; First Eagle Holdings, Inc.; First Eagle Investment Management, LLC; FEF Distributors, LLC; First Eagle Separate Account Management, LLC; First Eagle Alternative Credit, LLC; Napier Park Global Capital Ltd; Napier Park Global Capital GmbH, Napier Park Global Capital (US) LP; First Eagle Investment Management Ltd; First Eagle Investment Management GmbH; First Eagle Investments Sarl; First Eagle Funds (Ireland) ICAV; First Eagle Amundi Sub-Funds (Luxembourg) SICAV; First Eagle Overseas Variable Fund, a portfolio of First Eagle Variable Funds, an open-end investment management company; First Eagle Credit Opportunities Fund, a closed-end interval fund; First Eagle Real Estate Debt Fund, a closed-end interval fund; First Eagle Tactical Municipal Opportunities Fund, a closed-end interval fund; First Eagle Private Credit Fund, a business development company; portfolios of First Eagle Funds, open-end investment management companies; First Eagle Global Equity ETF (FEGE) and First Eagle Overseas Equity ETF (FEOE), exchange traded funds; and any other First Eagle Funds and any sub-funds, as applicable.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
◼ Nonaffiliated third parties may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, other parties providing individual shareholder servicing, accounting and recordkeeping services, attorneys, accountants, and auditors.

Data Subject Rights

Individuals in some jurisdictions may have certain data subject rights. These rights vary, but they may include the right for individuals to: (i) request access to and rectification or erasure of their personal data; (ii) restrict or object to the processing of their personal data; and (iii) obtain a copy of their personal data in a portable format. Individuals may also have the right to lodge a complaint about the processing of personal data with a data protection authority. If you have any questions about exercising these rights call 800.334.2143 or go to www.firsteagle.com/individuals-home.

Special Notice for Residents of California

First Eagle does not sell non-public personal information or share non-public personal information for cross-context behavioral advertising. We will not share information we collect about you with nonaffiliates, except as required or permitted by California or other applicable law, including as described above. While the law provides California residents with data rights in some circumstances, the state protections do not apply to personal information collected about current or former investors whose information is protected by federal financial privacy law under the Gramm Leach Bliley Act and the SEC's Reg S-P.

Other Important Information

Sharing of Personal Information with Nonaffiliated Third Parties

We will only share your personal information collected, as described above, with nonaffiliated third parties:

•  At your request;

•  When you authorize us to process or service a transaction or product (nonaffiliated third parties in this instance may include service providers such as the Trust's distributors, registrar and transfer agent for shareholder transactions, and other parties providing individual shareholder servicing, accounting and recordkeeping services);

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

Privacy Notice

•  With companies that perform sales and marketing services on our behalf with whom we have agreements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them;

•  With third parties as part of a corporate business transaction such as a merger, joint venture, financing, reorganizing, or sale of company assets;

•  As necessary to establish, defend, or otherwise manage a legal claim; or

•  When required by law to disclose such information to appropriate authorities.

We do not otherwise provide information about you to outside firms, organizations or individuals except as permitted by law.

What We do with Personal Information about Our Former Customers

If you decide to discontinue doing business with us, the Trust will continue to adhere to this privacy policy with respect to the information we have in our possession about you and your account following the termination of our shareholder relationship.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund's Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle High Yield Municipal Completion Fund.

First Eagle High Yield Municipal Completion Fund | Annual Report | October 31, 2025

First Eagle High Yield Municipal Completion Fund is offered by FEF Distributors, LLC,

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Approval of Advisory Agreement

At a meeting held on June 5, 2025, the Board of Trustees, including a majority of the independent trustees (the “Independent Trustees”), approved the Fund’s advisory agreement (the “Advisory Agreement”).

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of expense information and performance. The Trustees also had the benefit of presentations from and discussions with management.

Prior to approving the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee structure was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to approve the Advisory Agreement:

Nature, Quality, and Extent of Services to be Provided by Adviser

●  The Trustees reviewed the proposed services to be provided by the Adviser to the Fund. The Adviser would provide the Fund with investment research, advice and supervision and continuously furnish an investment portfolio consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Registration Statement. The Trustees were assured that service levels would not be in any way reduced by the Adviser’s agreement with the Fund that the Adviser (subject to certain exceptions) would bear the Fund’s expenses and would not charge an advisory fee to the Fund.

●  The Trustees commented on the background and experience of the proposed Portfolio Managers, including experience with other funds and products within the First Eagle Complex and other managers.

●  The Trustees commented on the representations received regarding the continued independent operations of the Adviser following the transaction with Genstar and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on Genstar, including its track record of growing businesses, its likely time period of ownership of the business and possible later exit strategies, its familiarity with the investment management industry and other highly regulated financial services sectors, its support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

Investment Performance

●  No performance was presented for the Fund given that it was newly organized and had not yet commenced operations.

●  The Trustees noted investment performance associated with other Funds managed by the Adviser and following municipal strategies and received general market information suggesting possible return profiles and targets for the Fund. Performance forecasts were determined to be adequate and reflective of the Fund’s investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

●  The Trustees understood that the Fund would charge no advisory fees and expenses generally would borne by the Adviser.

●  As part of their analysis, the Trustees considered fees paid by other funds within the First Eagle Complex and fees charged by investment advisers to peer funds for services comparable to those to be provided. Consistent with the proposed terms, the Trustees understood that it was customary that a “completion fund” (like the Fund) not charge an advisory fee because it is just one component of the separately managed accounts’ (“SMA’s”) portfolio. The Trustees discussed that fees charged by the Adviser to the SMAs and the economics to be realized by the Adviser from the SMA program are one element in a broad, overall understanding of the Adviser’s business as it relates to the Fund. While necessarily theoretical, general and imprecise, the Trustees also discussed that the economics to be realized by the Adviser from the SMA program can be analyzed in ways that allow for a degree of comparability of the Fund’s terms with those of other funds within the First Eagle Complex and other potential peer funds. Taking into account those considerations, the Trustees concluded that the Fund’s fee structure and expense terms (including the absence of an advisory fee) were fair and reasonable under the circumstances.

●  The Trustees also considered that the Adviser is paying all organizational expenses of the Fund and that the Adviser and its affiliates are investing significant resources in the development of the SMA platform. These activities were considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment to investing in its launch and operations.

●  While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates (sometimes referred to as “fall-out benefits”), the Trustees considered again the role of the Fund in the overall SMA platform. The Trustees also considered the absence of affiliated broker-dealer relationships. The Trustees also noted, among other things, that the Fund does not charge Rule 12b-1 fees and, therefore, though an affiliate of FEIM is the principal underwriter, it would not be able to retain revenue associated with Rule 12b-1 fees (if any) on shareholders it services directly (if any). The Trustees noted that the Adviser also may be able over time to extend investment and operational efficiencies associated with the Fund to management of other types of accounts.

●  In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the separately managed accounts that will invest in the Fund are necessarily speculative at this point.

●  The Trustees reviewed the Adviser’s financial condition and profitability. No near-term profits are anticipated in respect of management of the Fund or the SMA platform.

●  The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Genstar transaction, including that the fee terms would not increase for two years as a result of the transaction (noting that any expense arrangements, or those established in the future for reasons unrelated to the transaction, are expected to be governed in accordance with their terms).

●  The possibility of new affiliations in light of the transaction were considered and it was determined that affiliates of Genstar were not anticipated to have meaningful service or trading relationships with the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle High Yield Municipal Completion Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date January 2, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date January 2, 2026

*Print the name and title of each signing officer under his or her signature.